Non-controlling interest	12 Months Ended
Dec. 31, 2018
Disclosure of Non-controlling interest [Abstract]
Non-controlling interest
17)	Non-controlling interest

As mentioned in Note 4, Grupo Simec, S.A.B. de C.V. owns 100% of the capital stock of its subsidiaries, except for SimRep Corporation and subsidiaries (Republic), in which it owns 50.22%. The non-controlling interest represents the equity in this subsidiary owned by minority shareholders, and is presented in the consolidated statements of financial position after the controlling interest. The consolidated statements of comprehensive income (loss) also show total net profit or loss for the year as well as for the net comprehensive income or loss for the year. Controlling and non-controlling interest portions are presented after the consolidated comprehensive earning of the year.

The table below shows the changes for the years ended December 31, 2018 and 2017:

	2 0 1 8	2 0 1 7

Balance at beginning of year	$(108,572)	$(105,186)
Share of profits and losses for the year	(206,417)	(145)
Share of translation effects of foreign subsidiaries	(8,380)	(3,241)
Balance at the end of the year	$(323,369)	$(108,572)